Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.8%)
	Air Products and Chemicals Inc.	99,393	24,467
	Newmont Corp.	360,390	24,452
	Dow Inc.	307,203	20,884
	Freeport-McMoRan Inc.	465,784	18,203
	Nucor Corp.	122,554	16,234
	International Flavors & Fragrances Inc.	114,606	15,147
	Albemarle Corp.	52,304	13,621
	LyondellBasell Industries NV Class A	102,863	11,752
	Mosaic Co.	167,402	10,488
	CF Industries Holdings Inc.	96,429	9,524
	International Paper Co.	174,645	8,462
	Eastman Chemical Co.	60,742	6,691
	Steel Dynamics Inc.	70,722	6,038
	Reliance Steel & Aluminum Co.	27,861	5,416
	FMC Corp.	42,322	5,188
	Alcoa Corp.	82,358	5,083
	Celanese Corp. Class A	30,991	4,851
*	Cleveland-Cliffs Inc.	199,652	4,628
	Olin Corp.	58,544	3,852
	Huntsman Corp.	92,709	3,361
	Royal Gold Inc.	29,359	3,320
	Avery Dennison Corp.	17,321	2,989
	US Steel Corp.	115,726	2,901
	Valvoline Inc.	80,936	2,708
	Ashland Global Holdings Inc.	23,011	2,463
*	Univar Solutions Inc.	74,818	2,298
	Ecolab Inc.	13,760	2,255
	Element Solutions Inc.	102,969	2,192
	Hexcel Corp.	37,148	2,134
	Timken Co.	28,738	1,755
	Westlake Corp.	11,918	1,574
	Fastenal Co.	29,010	1,554
	Chemours Co.	34,451	1,484
	NewMarket Corp.	2,827	932
*	Sylvamo Corp.	16,093	817
	Southern Copper Corp.	3,416	211
			249,929
Consumer Discretionary (8.6%)
*	Walt Disney Co.	776,183	85,722
	Walmart Inc.	637,139	81,955
	McDonald's Corp.	276,654	69,775
	Activision Blizzard Inc.	347,077	27,030

		Shares	Market Value ($000)
	Ford Motor Co.	1,760,263	24,080
*	General Motors Co.	618,664	23,930
	Target Corp.	118,863	19,242
*	Warner Bros Discovery Inc.	996,828	18,392
	Electronic Arts Inc.	126,025	17,473
*	Dollar Tree Inc.	100,075	16,045
*	AutoZone Inc.	7,280	14,994
	Yum! Brands Inc.	119,039	14,460
*	O'Reilly Automotive Inc.	20,817	13,264
	Dollar General Corp.	60,098	13,242
*	Southwest Airlines Co.	265,126	12,159
*	Aptiv plc	99,647	10,587
	Lennar Corp. Class A	117,290	9,413
	Genuine Parts Co.	64,061	8,759
	Paramount Global Inc. Class B	252,566	8,671
	Yum China Holdings Inc.	179,508	8,160
	Garmin Ltd.	67,697	7,150
	Omnicom Group Inc.	94,237	7,031
*	United Airlines Holdings Inc.	146,850	6,995
	Best Buy Co. Inc.	84,459	6,931
*	CarMax Inc.	67,496	6,700
	DR Horton Inc.	86,253	6,482
*	Take-Two Interactive Software Inc.	50,973	6,348
	LKQ Corp.	121,717	6,255
	Costco Wholesale Corp.	12,900	6,014
	MGM Resorts International	171,807	6,008
	Hilton Worldwide Holdings Inc.	40,436	5,696
*	Royal Caribbean Cruises Ltd.	98,025	5,692
	Interpublic Group of Cos. Inc.	175,300	5,650
*	Liberty Media Corp.-Liberty Formula One Class C	90,259	5,622
*	Carnival Corp.	386,079	5,359
	Advance Auto Parts Inc.	28,217	5,357
	Hasbro Inc.	57,203	5,134
*	American Airlines Group Inc.	285,624	5,104
	Service Corp. International	71,757	5,025
	Fox Corp. Class A	140,222	4,979
	Whirlpool Corp.	25,646	4,725
	BorgWarner Inc. (XNYS)	107,185	4,322
	Nielsen Holdings plc	159,832	4,085
	Lear Corp.	26,810	3,779
	Tapestry Inc.	106,249	3,666
	Newell Brands Inc.	170,818	3,662
	Aramark	106,125	3,658
	Lithia Motors Inc. Class A	11,942	3,636
*	Live Nation Entertainment Inc.	38,046	3,616
	PulteGroup Inc.	78,591	3,557
	Gentex Corp.	108,324	3,367
*	Liberty Media Corp.- Liberty SiriusXM Class C	77,089	3,168
*	Capri Holdings Ltd.	64,523	3,145
	News Corp. Class A	174,484	3,036
	Nexstar Media Group Inc. Class A	16,399	2,873
*	Deckers Outdoor Corp.	10,412	2,796
	Marriott Vacations Worldwide Corp.	18,618	2,750
*	Alaska Air Group Inc.	55,303	2,669
*	Norwegian Cruise Line Holdings Ltd.	165,223	2,645
	VF Corp.	51,741	2,611
	New York Times Co. Class A	73,782	2,545
[1]	Sirius XM Holdings Inc.	391,090	2,503

		Shares	Market Value ($000)
	Kohl's Corp.	61,769	2,491
	Harley-Davidson Inc.	68,686	2,416
*	Uber Technologies Inc.	104,097	2,415
*	Terminix Global Holdings Inc.	54,321	2,358
	Leggett & Platt Inc.	59,054	2,313
	Darden Restaurants Inc.	18,225	2,278
*	Penn National Gaming Inc.	69,315	2,215
*	AutoNation Inc.	18,491	2,211
	PVH Corp.	31,130	2,206
	Dick's Sporting Goods Inc.	26,975	2,191
	Fox Corp. Class B	65,236	2,134
*	Skechers USA Inc. Class A	52,481	2,068
*	NVR Inc.	462	2,056
	Ralph Lauren Corp. Class A	20,279	2,050
*	Hyatt Hotels Corp. Class A	22,116	1,955
	AMERCO	3,982	1,951
	Domino's Pizza Inc.	5,185	1,883
	Bath & Body Works Inc.	44,903	1,842
*	Caesars Entertainment Inc.	34,595	1,736
	Boyd Gaming Corp.	28,887	1,698
	Penske Automotive Group Inc.	13,853	1,595
*	Grand Canyon Education Inc.	17,686	1,577
*	Rivian Automotive Inc. Class A	49,537	1,556
*	JetBlue Airways Corp.	141,193	1,516
*	Liberty Media Corp.- Liberty SiriusXM Class A	35,782	1,478
	Toll Brothers Inc.	29,061	1,467
	Carter's Inc.	18,669	1,438
*	Ollie's Bargain Outlet Holdings Inc.	28,000	1,315
	Foot Locker Inc.	38,984	1,286
	Columbia Sportswear Co.	16,345	1,271
*	SiteOne Landscape Supply Inc.	9,410	1,264
	Wyndham Hotels & Resorts Inc.	15,109	1,211
*	Coty Inc. Class A	154,913	1,098
	Thor Industries Inc.	14,088	1,070
	Williams-Sonoma Inc.	7,794	997
*	Copa Holdings SA Class A	14,093	996
	Gap Inc.	90,009	993
	News Corp. Class B	53,903	948
*	Under Armour Inc. Class C	93,447	906
*	Wayfair Inc. Class A	15,252	906
*	Under Armour Inc. Class A	82,343	871
*	Madison Square Garden Sports Corp.	5,177	848
	Polaris Inc.	7,750	826
*	Planet Fitness Inc. Class A	11,614	817
	Hanesbrands Inc.	62,076	737
*	Driven Brands Holdings Inc.	23,798	689
	Lennar Corp. Class B	10,008	672
	Travel + Leisure Co.	12,656	647
*	Six Flags Entertainment Corp.	21,245	624
*	Victoria's Secret & Co.	14,190	585
*	Liberty Media Corp.- Liberty Formula One Class A	10,247	584
	Qurate Retail Inc. Series A	158,739	573
	Paramount Global Class A	14,867	548
	H&R Block Inc.	14,161	499
*	Bright Horizons Family Solutions Inc.	5,406	490
*	TripAdvisor Inc.	16,751	416
*	QuantumScape Corp. Class A	31,838	407
*	Petco Health & Wellness Co. Inc. Class A	23,591	377

		Shares	Market Value ($000)
*	Burlington Stores Inc.	1,768	298
*	frontdoor Inc.	11,897	294
*	Chegg Inc.	14,635	285
	Rollins Inc.	7,340	260
*	Figs Inc. Class A	25,341	226
	Nordstrom Inc.	7,738	205
	World Wrestling Entertainment Inc. Class A	2,566	171
*	Leslie's Inc.	8,005	155
*	Mister Car Wash Inc.	6,792	82
			770,240
Consumer Staples (7.8%)
	Procter & Gamble Co.	1,083,560	160,237
	Philip Morris International Inc.	700,968	74,478
	CVS Health Corp.	592,570	57,331
	Mondelez International Inc. Class A	620,348	39,429
	Coca-Cola Co.	513,632	32,554
	Archer-Daniels-Midland Co.	250,196	22,723
	Corteva Inc.	327,943	20,536
	Altria Group Inc.	364,245	19,702
	McKesson Corp.	57,694	18,963
	General Mills Inc.	271,105	18,937
	PepsiCo Inc.	105,631	17,720
	Kroger Co.	328,883	17,421
	Constellation Brands Inc. Class A	70,190	17,230
	Walgreens Boots Alliance Inc.	322,963	14,155
	Colgate-Palmolive Co.	176,454	13,906
	Kraft Heinz Co.	312,479	11,821
	Tyson Foods Inc. Class A	129,236	11,581
	Keurig Dr Pepper Inc.	315,429	10,958
	McCormick & Co. Inc.	112,305	10,413
	AmerisourceBergen Corp. Class A	66,990	10,369
	Kimberly-Clark Corp.	75,469	10,039
	Church & Dwight Co. Inc.	103,424	9,314
	Bunge Ltd.	61,494	7,276
	Conagra Brands Inc.	212,203	6,979
	Hormel Foods Corp.	128,329	6,246
	J M Smucker Co.	47,737	5,985
*	Darling Ingredients Inc.	68,354	5,473
	Molson Coors Beverage Co. Class B	79,899	4,462
	Kellogg Co.	63,869	4,454
	Campbell Soup Co.	87,468	4,191
	Casey's General Stores Inc.	16,485	3,454
*	US Foods Holding Corp	98,716	3,269
	Lamb Weston Holdings Inc.	46,029	3,111
	Ingredion Inc.	30,012	2,842
	Brown-Forman Corp. Class B	41,517	2,745
	Flowers Foods Inc.	84,149	2,322
	Albertsons Cos. Inc. Class A	72,659	2,220
*	Post Holdings Inc.	25,531	2,099
	Hershey Co.	9,238	1,956
	Spectrum Brands Holdings Inc.	17,896	1,570
	Clorox Co.	10,423	1,515
*	Grocery Outlet Holding Corp.	39,027	1,493
*	Monster Beverage Corp.	11,916	1,062
*	Hain Celestial Group Inc.	39,412	1,038
*	Herbalife Nutrition Ltd.	38,304	835
	Reynolds Consumer Products Inc.	24,205	659
	Brown-Forman Corp. Class A	10,225	645

		Shares	Market Value ($000)
*	Olaplex Holdings Inc.	30,031	484
	Seaboard Corp.	112	464
*	Pilgrim's Pride Corp.	13,108	437
*,1	Beyond Meat Inc.	3,172	84
			699,187
Energy (8.4%)
	Exxon Mobil Corp.	1,907,189	183,090
	Chevron Corp.	871,264	152,175
	ConocoPhillips	595,117	66,867
	EOG Resources Inc.	231,028	31,642
	Schlumberger NV	628,954	28,907
	Marathon Petroleum Corp.	276,285	28,123
	Valero Energy Corp.	183,484	23,779
	Occidental Petroleum Corp.	331,733	22,992
	Devon Energy Corp.	303,204	22,710
	Phillips 66	210,015	21,172
	Williams Cos. Inc.	545,834	20,229
	Kinder Morgan Inc.	874,810	17,225
	Halliburton Co.	377,896	15,305
	Pioneer Natural Resources Co.	53,828	14,961
	Hess Corp.	116,436	14,330
	ONEOK Inc.	200,627	13,211
	Baker Hughes Co. Class A	332,353	11,958
	Marathon Oil Corp.	349,920	10,998
	Coterra Energy Inc.	302,832	10,396
	APA Corp.	162,167	7,623
	Targa Resources Corp.	102,656	7,393
	EQT Corp.	136,208	6,500
	Diamondback Energy Inc.	42,522	6,464
	NOV Inc.	173,688	3,474
*	First Solar Inc.	47,396	3,347
	HF Sinclair Corp.	66,611	3,271
	DTE Midstream LLC	43,045	2,501
	Continental Resources Inc.	26,138	1,779
	Antero Midstream Corp.	149,529	1,624
*,1	ChargePoint Holdings Inc.	101,062	1,292
*	Shoals Technologies Group Inc. Class A	46,803	730
*	Fluence Energy Inc.	9,573	94
			756,162
Financials (19.6%)
*	Berkshire Hathaway Inc. Class B	825,523	260,849
	JPMorgan Chase & Co.	1,322,307	174,849
	Bank of America Corp.	3,203,467	119,169
	Wells Fargo & Co.	1,750,427	80,117
	Morgan Stanley	596,212	51,358
	Citigroup Inc.	893,392	47,716
	Charles Schwab Corp.	678,001	47,528
	Goldman Sachs Group Inc.	138,761	45,354
	BlackRock Inc.	64,283	43,011
	Chubb Ltd.	192,862	40,750
	PNC Financial Services Group Inc.	191,521	33,595
	Marsh & McLennan Cos. Inc.	201,534	32,235
	CME Group Inc.	161,482	32,107
	US Bancorp	604,900	32,102
	Progressive Corp.	263,136	31,413
	Truist Financial Corp.	596,409	29,665
	S&P Global Inc.	79,131	27,655

		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	249,790	25,576
	American International Group Inc.	373,763	21,932
	MetLife Inc.	316,132	21,304
	Travelers Cos. Inc.	108,317	19,393
	Prudential Financial Inc.	170,058	18,069
	Aflac Inc.	290,024	17,567
	Allstate Corp.	125,897	17,209
	Bank of New York Mellon Corp.	331,977	15,473
	Arthur J Gallagher & Co.	92,140	14,921
	M&T Bank Corp.	80,309	14,453
	KKR & Co. Inc.	250,668	13,739
*	SVB Financial Group	25,525	12,471
	First Republic Bank	80,256	12,442
	Fifth Third Bancorp	307,999	12,144
	State Street Corp.	165,100	11,968
	Willis Towers Watson plc	55,773	11,772
	Aon plc Class A (XNYS)	40,474	11,158
	Hartford Financial Services Group Inc.	150,723	10,929
	Northern Trust Corp.	92,861	10,377
	Regions Financial Corp.	435,173	9,613
	Huntington Bancshares Inc.	649,817	9,019
	T Rowe Price Group Inc.	68,803	8,744
	Cincinnati Financial Corp.	67,931	8,686
	Principal Financial Group Inc.	117,035	8,535
	Raymond James Financial Inc.	86,320	8,502
	KeyCorp	421,231	8,408
	Nasdaq Inc.	52,041	8,080
	Citizens Financial Group Inc.	181,551	7,513
*	Markel Corp.	5,073	6,947
	Ally Financial Inc.	151,083	6,654
	W R Berkley Corp.	92,596	6,586
	Discover Financial Services	57,927	6,574
	Loews Corp.	96,097	6,293
	Ameriprise Financial Inc.	22,052	6,092
*	Arch Capital Group Ltd.	126,493	6,003
	Signature Bank	27,416	5,929
	Brown & Brown Inc.	98,746	5,863
	Cboe Global Markets Inc.	48,377	5,433
	First Horizon Corp.	236,567	5,401
	Fidelity National Financial Inc.	121,904	5,157
	Comerica Inc.	58,629	4,879
	Equitable Holdings Inc.	156,618	4,763
	East West Bancorp Inc.	63,139	4,643
	Assurant Inc.	25,839	4,566
	MSCI Inc. Class A	10,263	4,540
	Annaly Capital Management Inc.	677,501	4,478
*	Alleghany Corp.	5,356	4,466
	Globe Life Inc.	45,668	4,456
	American Financial Group Inc.	30,372	4,292
	Lincoln National Corp.	68,274	3,955
	Webster Financial Corp.	79,769	3,916
	Zions Bancorp NA	66,809	3,811
	First Citizens BancShares Inc. Class A	5,432	3,805
	Everest Re Group Ltd.	13,442	3,797
	Reinsurance Group of America Inc.	29,945	3,769
	Franklin Resources Inc.	133,277	3,609
	Apollo Global Management Inc.	59,407	3,424
	Commerce Bancshares Inc.	49,284	3,409

		Shares	Market Value ($000)
	Voya Financial Inc.	49,269	3,380
	Unum Group	91,001	3,317
	Cullen/Frost Bankers Inc.	25,571	3,196
	Tradeweb Markets Inc. Class A	46,996	3,177
	Jefferies Financial Group Inc.	95,898	3,167
	Stifel Financial Corp.	48,421	3,107
	Starwood Property Trust Inc.	129,283	3,089
	Old Republic International Corp.	125,176	2,994
	Popular Inc.	35,402	2,893
	Invesco Ltd.	149,487	2,891
	Prosperity Bancshares Inc.	39,855	2,890
	First American Financial Corp.	47,587	2,883
	AGNC Investment Corp.	234,125	2,863
	Carlyle Group Inc.	72,589	2,797
	SEI Investments Co.	47,809	2,794
	Pinnacle Financial Partners Inc.	33,172	2,701
	Synovus Financial Corp.	60,072	2,562
	SLM Corp.	124,377	2,437
	Affiliated Managers Group Inc.	18,093	2,418
	Hanover Insurance Group Inc.	15,941	2,337
	Primerica Inc.	17,578	2,215
	Interactive Brokers Group Inc. Class A	35,938	2,212
	Wintrust Financial Corp.	25,212	2,203
	Bank OZK	53,082	2,201
	New Residential Investment Corp.	192,464	2,175
	OneMain Holdings Inc.	48,851	2,152
	Janus Henderson Group plc	75,678	2,127
	Axis Capital Holdings Ltd.	34,715	2,033
	New York Community Bancorp Inc.	201,048	2,006
	MGIC Investment Corp.	141,987	1,978
	Evercore Inc. Class A	17,029	1,945
*	Credit Acceptance Corp.	3,239	1,928
	FNB Corp.	153,750	1,868
	Western Alliance Bancorp	22,003	1,790
	Assured Guaranty Ltd.	30,144	1,774
*	Brighthouse Financial Inc.	34,727	1,706
	Umpqua Holdings Corp.	96,494	1,703
	RenaissanceRe Holdings Ltd.	10,855	1,666
	PacWest Bancorp	51,818	1,636
	White Mountains Insurance Group Ltd.	1,295	1,612
	Lazard Ltd. Class A	44,756	1,578
	First Hawaiian Inc.	56,809	1,455
	Kemper Corp.	26,889	1,421
	Bank of Hawaii Corp.	17,683	1,405
	BOK Financial Corp.	13,478	1,161
	Moody's Corp.	3,747	1,130
	Virtu Financial Inc. Class A	39,025	1,020
	FactSet Research Systems Inc.	2,344	895
	Broadridge Financial Solutions Inc.	4,739	693
	Mercury General Corp.	11,850	580
	CNA Financial Corp.	12,457	571
	Erie Indemnity Co. Class A	3,386	568
	Ares Management Corp. Class A	7,715	549
*,1	Lemonade Inc.	14,929	336
	TFS Financial Corp.	22,256	334
	Morningstar Inc.	986	253
[1]	UWM Holdings Corp.	23,533	95
			1,757,847

		Shares	Market Value ($000)
Health Care (17.5%)
	Johnson & Johnson	1,186,283	212,973
	UnitedHealth Group Inc.	394,479	195,969
	Pfizer Inc.	2,514,992	133,395
	Merck & Co. Inc.	1,140,708	104,979
	Thermo Fisher Scientific Inc.	160,897	91,320
	Bristol-Myers Squibb Co.	981,426	74,049
	Danaher Corp.	270,664	71,407
	Medtronic plc	604,600	60,551
	Anthem Inc.	110,500	56,312
	Abbott Laboratories	391,146	45,944
	Cigna Corp.	146,371	39,270
	Gilead Sciences Inc.	564,589	36,614
	Becton Dickinson and Co.	128,664	32,912
*	Regeneron Pharmaceuticals Inc.	41,041	27,282
	Humana Inc.	57,991	26,341
*	Boston Scientific Corp.	638,233	26,174
	Eli Lilly & Co.	80,032	25,085
*	Centene Corp.	260,256	21,195
	Stryker Corp.	89,896	21,081
*	Vertex Pharmaceuticals Inc.	68,682	18,451
	Baxter International Inc.	226,118	17,196
*	Biogen Inc.	65,871	13,174
	Cerner Corp.	131,134	12,438
	Amgen Inc.	44,566	11,442
	Zimmer Biomet Holdings Inc.	94,131	11,316
	Laboratory Corp. of America Holdings	42,005	10,363
*	IQVIA Holdings Inc.	43,981	9,467
	PerkinElmer Inc.	57,087	8,544
*	Hologic Inc.	111,808	8,416
	Cooper Cos. Inc.	22,240	7,800
	Quest Diagnostics Inc.	54,576	7,696
	STERIS plc	32,932	7,515
*	Horizon Therapeutics plc	79,462	7,127
	Viatris Inc.	552,574	6,780
*	Molina Healthcare Inc.	22,152	6,429
*	BioMarin Pharmaceutical Inc.	81,564	6,128
*	Catalent Inc.	58,184	5,996
*	Henry Schein Inc.	62,068	5,316
*	Bio-Rad Laboratories Inc. Class A	9,488	5,103
	Teleflex Inc.	17,199	4,949
*	Elanco Animal Health Inc. (XNYS)	199,147	4,720
*	QIAGEN NV	101,504	4,664
*	United Therapeutics Corp.	19,809	4,563
	Organon & Co.	113,408	4,305
*	Jazz Pharmaceuticals plc	26,863	4,021
	Universal Health Services Inc. Class B	31,790	3,961
	DENTSPLY SIRONA Inc.	97,461	3,856
*	Envista Holdings Corp.	71,791	3,090
*	Syneos Health Inc.	39,661	2,931
	Cardinal Health Inc.	50,765	2,859
*	Acadia Healthcare Co. Inc.	39,582	2,817
	Royalty Pharma plc Class A	59,244	2,437
	Chemed Corp.	4,937	2,391
	Perrigo Co. plc	59,629	2,377
*	Teladoc Health Inc.	67,652	2,306
*	Globus Medical Inc. Class A	33,272	2,216
*	Integra LifeSciences Holdings Corp.	32,391	2,029

		Shares	Market Value ($000)
	Premier Inc. Class A	52,977	1,982
	Zoetis Inc.	11,082	1,894
	Agilent Technologies Inc.	14,831	1,892
*	ICU Medical Inc.	8,899	1,616
	QuidelOrtho Corp.	16,372	1,556
*	Enovis Corp.	20,735	1,376
	ResMed Inc.	6,428	1,308
	Encompass Health Corp.	18,666	1,223
*	Incyte Corp.	11,866	901
*	Seagen Inc.	6,411	870
*	Masimo Corp.	6,153	864
*	DaVita Inc.	8,474	826
*	Sage Therapeutics Inc.	23,430	733
*	Embecta Corp.	25,451	631
*	Certara Inc.	22,254	452
*	Charles River Laboratories International Inc.	1,853	434
*	Signify Health Inc. Class A	28,094	383
*	Exact Sciences Corp.	7,636	380
*	Exelixis Inc.	19,926	365
*	Ultragenyx Pharmaceutical Inc.	7,448	349
*	Iovance Biotherapeutics Inc.	46,181	312
*	Nektar Therapeutics Class A	78,785	274
*	Repligen Corp.	1,362	224
*	Zimvie Inc.	9,282	202
*	Amedisys Inc.	1,669	193
*	Ionis Pharmaceuticals Inc.	4,478	164
*	Mirati Therapeutics Inc.	3,109	122
*	Tandem Diabetes Care Inc.	1,670	114
*	Definitive Healthcare Corp. Class A	5,407	106
*	Oak Street Health Inc.	4,252	80
*	Natera Inc.	2,160	79
*	agilon health Inc.	3,978	76
*	Adaptive Biotechnologies Corp.	5,397	42
			1,572,065
Industrials (12.3%)
	Raytheon Technologies Corp.	673,797	64,092
	Honeywell International Inc.	243,114	47,072
	General Electric Co.	491,263	38,461
	3M Co.	218,968	32,690
	CSX Corp.	998,163	31,732
*	Boeing Co.	240,934	31,659
	Fidelity National Information Services Inc.	273,568	28,588
	Northrop Grumman Corp.	60,278	28,208
	Norfolk Southern Corp.	107,589	25,785
	General Dynamics Corp.	111,774	25,139
*	Fiserv Inc.	250,641	25,109
	Eaton Corp. plc	179,083	24,821
	Emerson Electric Co.	268,252	23,783
	Capital One Financial Corp.	185,170	23,676
	Union Pacific Corp.	106,665	23,443
	L3Harris Technologies Inc.	88,402	21,296
	Johnson Controls International plc	315,936	17,222
	American Express Co.	100,907	17,035
	Accenture plc Class A	56,563	16,882
	Global Payments Inc.	127,254	16,675
	DuPont de Nemours Inc.	231,075	15,678
	Otis Worldwide Corp.	191,437	14,243
	FedEx Corp.	62,422	14,019

		Shares	Market Value ($000)
	Cummins Inc.	64,624	13,514
	PACCAR Inc.	153,451	13,326
	Parker-Hannifin Corp.	48,237	13,129
	AMETEK Inc.	104,228	12,661
*	TransDigm Group Inc.	16,970	10,273
	Vulcan Materials Co.	59,683	9,840
	Martin Marietta Materials Inc.	28,004	9,504
	Fortive Corp.	147,377	9,103
	Amcor plc	682,540	8,941
	Dover Corp.	64,270	8,606
	Stanley Black & Decker Inc.	72,289	8,580
*	Teledyne Technologies Inc.	20,668	8,374
	Ingersoll Rand Inc.	175,959	8,296
	Jacobs Engineering Group Inc.	58,481	8,193
	Carrier Global Corp.	204,202	8,027
	PPG Industries Inc.	61,280	7,751
*	Trimble Inc.	113,752	7,741
	Westinghouse Air Brake Technologies Corp.	81,537	7,702
	Quanta Services Inc.	63,993	7,615
	Trane Technologies plc	54,144	7,475
	Caterpillar Inc.	33,445	7,219
	Ball Corp.	101,020	7,161
	Synchrony Financial	193,338	7,161
*	FleetCor Technologies Inc.	27,403	6,818
	Equifax Inc.	33,510	6,788
*	Keysight Technologies Inc.	45,727	6,658
	IDEX Corp.	34,420	6,593
	Packaging Corp. of America	41,919	6,593
	Textron Inc.	100,006	6,529
*	United Rentals Inc.	21,359	6,369
	Masco Corp.	109,369	6,200
	Lockheed Martin Corp.	13,705	6,032
	Westrock Co.	116,390	5,644
	Howmet Aerospace Inc.	157,592	5,637
*	Builders FirstSource Inc.	84,914	5,527
	Snap-on Inc.	23,594	5,235
	Crown Holdings Inc.	48,296	5,044
	CH Robinson Worldwide Inc.	46,340	5,028
	Hubbell Inc. Class B	24,732	4,696
	Nordson Corp.	21,510	4,687
	Verisk Analytics Inc. Class A	25,822	4,517
	Jack Henry & Associates Inc.	23,933	4,502
	Rockwell Automation Inc.	20,384	4,346
	Owens Corning	44,858	4,288
	AECOM	59,827	4,179
	Watsco Inc.	14,607	3,734
	Pentair plc	73,942	3,710
	Huntington Ingalls Industries Inc.	17,612	3,707
	Carlisle Cos. Inc.	14,190	3,610
*	Berry Global Group Inc.	60,224	3,513
	Knight-Swift Transportation Holdings Inc.	71,894	3,497
*	Mohawk Industries Inc.	24,658	3,488
	A O Smith Corp.	57,867	3,479
	Genpact Ltd.	77,722	3,448
	Automatic Data Processing Inc.	15,057	3,357
	Sensata Technologies Holding plc	69,582	3,342
	AGCO Corp.	25,156	3,223
	AptarGroup Inc.	29,448	3,154

		Shares	Market Value ($000)
	Fortune Brands Home & Security Inc.	45,041	3,124
	Illinois Tool Works Inc.	14,925	3,105
	Lennox International Inc.	14,754	3,082
	Regal Rexnord Corp.	24,580	3,071
	Littelfuse Inc.	10,984	2,968
	ITT Inc.	39,844	2,941
	HEICO Corp. Class A	23,941	2,803
	Woodward Inc.	27,553	2,800
	Oshkosh Corp.	29,661	2,756
	Acuity Brands Inc.	15,419	2,699
	nVent Electric plc	74,523	2,638
*	Middleby Corp.	17,202	2,605
	Sonoco Products Co.	43,919	2,568
	Curtiss-Wright Corp.	17,960	2,550
	Donaldson Co. Inc.	48,410	2,531
*	FTI Consulting Inc.	14,931	2,508
	Louisiana-Pacific Corp.	36,153	2,497
	MDU Resources Group Inc.	90,182	2,469
	Western Union Co.	132,953	2,412
	Valmont Industries Inc.	9,331	2,396
	TransUnion	27,131	2,355
	Xylem Inc.	27,267	2,297
	Paychex Inc.	18,447	2,284
	Eagle Materials Inc.	17,292	2,258
	Brunswick Corp.	29,969	2,255
	Expeditors International of Washington Inc.	20,406	2,221
	ManpowerGroup Inc.	24,251	2,173
*	MasTec Inc.	25,834	2,159
	Crane Holdings Co.	22,032	2,108
	RPM International Inc.	23,670	2,085
*	Axalta Coating Systems Ltd.	74,917	2,035
	Graphic Packaging Holding Co.	90,537	2,015
	HEICO Corp.	13,520	1,934
	Sealed Air Corp.	30,458	1,894
	Ryder System Inc.	23,329	1,867
	Flowserve Corp.	58,026	1,828
	Air Lease Corp. Class A	48,110	1,809
	Graco Inc.	28,422	1,799
*	Kirby Corp.	26,619	1,798
	MSC Industrial Direct Co. Inc. Class A	20,024	1,701
	WW Grainger Inc.	3,478	1,694
	Silgan Holdings Inc.	37,422	1,639
	MSA Safety Inc.	11,777	1,501
*	Mercury Systems Inc.	25,048	1,498
	Bread Financial Holdings Inc.	22,507	1,240
*	WEX Inc.	6,573	1,119
	Allegion plc	9,607	1,073
	Spirit AeroSystems Holdings Inc. Class A	33,194	1,043
*	Esab Corp.	20,735	1,037
	Cintas Corp.	2,456	978
	Old Dominion Freight Line Inc.	3,600	930
	Vontier Corp.	34,634	929
	Armstrong World Industries Inc.	10,990	918
*	Euronet Worldwide Inc.	6,607	800
	JB Hunt Transport Services Inc.	4,189	723
*	Waters Corp.	1,890	620
*	Gates Industrial Corp. plc	42,868	547
	Schneider National Inc. Class B	22,589	545

		Shares	Market Value ($000)
	ADT Inc.	70,985	531
	Robert Half International Inc.	5,883	530
	BWX Technologies Inc.	10,167	521
*	TopBuild Corp.	2,514	496
*	Hayward Holdings Inc.	31,704	485
	MKS Instruments Inc.	3,838	474
*	AZEK Co. Inc. Class A	22,180	467
	Allison Transmission Holdings Inc.	11,436	458
*	Paysafe Ltd.	161,127	440
*	TuSimple Holdings Inc. Class A	53,325	438
*	GXO Logistics Inc.	6,209	337
*	XPO Logistics Inc.	6,198	331
*	Ardagh Metal Packaging SA	49,216	297
*	Coherent Inc.	1,086	294
	Landstar System Inc.	1,908	289
*	Core & Main Inc. Class A	11,948	282
*	Legalzoom.com Inc.	17,307	227
	Toro Co.	2,511	207
	Ardagh Group SA	8,833	120
*	Loyalty Ventures Inc.	9,345	99
*	Diversey Holdings Ltd.	7,442	73
*	StoneCo. Ltd. Class A	7,013	70
*	Virgin Galactic Holdings Inc.	6,520	46
			1,106,416
Real Estate (4.7%)
	Prologis Inc.	331,938	42,315
	Digital Realty Trust Inc.	126,069	17,598
	Welltower Inc.	195,803	17,444
	Realty Income Corp.	254,152	17,338
	SBA Communications Corp. Class A	40,604	13,668
	Weyerhaeuser Co.	337,191	13,326
	AvalonBay Communities Inc.	62,789	13,058
	Equity Residential	166,144	12,765
	Alexandria Real Estate Equities Inc.	75,021	12,450
	VICI Properties Inc.	383,175	11,821
*	CBRE Group Inc. Class A	142,447	11,800
	Ventas Inc.	179,688	10,196
	Invitation Homes Inc.	269,324	10,159
	Extra Space Storage Inc.	54,366	9,688
	Mid-America Apartment Communities Inc.	52,020	9,416
	Duke Realty Corp.	171,607	9,066
	Sun Communities Inc.	51,519	8,456
	Essex Property Trust Inc.	28,998	8,231
	Equinix Inc.	11,804	8,110
	Boston Properties Inc.	70,479	7,836
	WP Carey Inc.	85,582	7,201
	Healthpeak Properties Inc.	242,546	7,201
	UDR Inc.	141,611	6,769
	Camden Property Trust	45,686	6,555
	Host Hotels & Resorts Inc.	316,236	6,322
	Kimco Realty Corp.	259,988	6,149
	Public Storage	15,925	5,265
	Regency Centers Corp.	75,588	5,156
	Medical Properties Trust Inc.	267,726	4,974
	Gaming and Leisure Properties Inc.	104,218	4,879
	American Homes 4 Rent Class A	131,609	4,864
	Rexford Industrial Realty Inc.	71,834	4,588
*	Jones Lang LaSalle Inc.	23,016	4,542

		Shares	Market Value ($000)
	CubeSmart	97,507	4,342
	Life Storage Inc.	36,422	4,253
	Federal Realty Investment Trust	34,887	4,011
	American Campus Communities Inc.	61,227	3,980
	National Retail Properties Inc.	78,079	3,459
	Brixmor Property Group Inc.	135,942	3,314
	Americold Realty Trust Inc.	119,342	3,305
	Omega Healthcare Investors Inc.	106,796	3,179
	Kilroy Realty Corp.	51,939	3,153
	Apartment Income REIT Corp.	69,906	3,136
	First Industrial Realty Trust Inc.	57,403	3,051
	STORE Capital Corp.	109,583	3,023
	Healthcare Trust of America Inc. Class A	97,610	2,933
	Equity LifeStyle Properties Inc.	37,340	2,827
	Vornado Realty Trust	78,517	2,745
	Rayonier Inc.	63,285	2,609
*	CoStar Group Inc.	39,246	2,392
	Spirit Realty Capital Inc.	56,967	2,392
	Cousins Properties Inc.	66,354	2,293
	Simon Property Group Inc.	19,024	2,181
	Douglas Emmett Inc.	74,474	2,105
	Iron Mountain Inc.	38,042	2,050
	Park Hotels & Resorts Inc.	104,927	1,895
	SL Green Realty Corp.	30,277	1,870
	Highwoods Properties Inc.	45,768	1,798
	EPR Properties	32,962	1,689
*	Howard Hughes Corp.	18,592	1,564
	JBG SMITH Properties	54,269	1,401
	Hudson Pacific Properties Inc.	66,576	1,326
*	Opendoor Technologies Inc.	162,952	1,178
	Lamar Advertising Co. Class A	4,742	464
	Orion Office REIT Inc.	25,316	337
			419,461
Technology (7.3%)
	Intel Corp.	1,821,083	80,893
*	Salesforce Inc.	339,995	54,481
	International Business Machines Corp.	353,161	49,033
*	Alphabet Inc. Class A	18,866	42,925
*	Alphabet Inc. Class C	17,271	39,391
	Micron Technology Inc.	434,353	32,073
	Texas Instruments Inc.	158,273	27,976
	Analog Devices Inc.	141,876	23,892
	Marvell Technology Inc.	381,451	22,563
	Roper Technologies Inc.	47,175	20,872
	Cognizant Technology Solutions Corp. Class A	236,704	17,682
	NXP Semiconductors NV	83,239	15,795
*	Twitter Inc.	314,178	12,441
	HP Inc.	318,769	12,381
	Hewlett Packard Enterprise Co.	586,276	9,146
*	Western Digital Corp.	139,713	8,479
	Corning Inc.	227,562	8,151
	VMware Inc. Class A	62,663	8,027
*	Synopsys Inc.	24,850	7,932
*	VeriSign Inc.	43,542	7,600
*	Akamai Technologies Inc.	72,767	7,352
	Leidos Holdings Inc.	63,971	6,685
	SS&C Technologies Holdings Inc.	102,625	6,567
*	ANSYS Inc.	23,925	6,229

		Shares	Market Value ($000)
*	Twilio Inc. Class A	53,608	5,638
*	Qorvo Inc.	48,372	5,406
	Amphenol Corp. Class A	75,326	5,338
*	ON Semiconductor Corp.	86,996	5,279
*	GoDaddy Inc. Class A	67,432	5,061
	Amdocs Ltd.	54,937	4,773
*	Black Knight Inc.	68,062	4,622
*	F5 Inc.	26,944	4,393
	NortonLifeLock Inc.	180,503	4,393
	Skyworks Solutions Inc.	38,990	4,245
*	Wolfspeed Inc.	51,543	3,878
*	DXC Technology Co.	108,975	3,838
*	Arrow Electronics Inc.	30,091	3,631
	Citrix Systems Inc.	35,666	3,591
	Oracle Corp.	49,080	3,530
*	Ceridian HCM Holding Inc.	58,584	3,298
	Dell Technologies Inc. Class C	62,252	3,109
*	Clarivate plc	208,184	3,075
*	Guidewire Software Inc.	37,507	2,998
	Concentrix Corp.	18,851	2,920
*	IAC/InterActiveCorp.	34,195	2,917
*	CACI International Inc. Class A	10,388	2,913
	Microchip Technology Inc.	38,530	2,799
*	Change Healthcare Inc.	112,133	2,701
	NetApp Inc.	33,743	2,428
	CDK Global Inc.	44,014	2,397
	Dolby Laboratories Inc. Class A	28,544	2,216
	Science Applications International Corp.	25,405	2,199
	Avnet Inc.	44,349	2,149
	National Instruments Corp.	59,061	2,086
*	Cirrus Logic Inc.	25,439	2,074
	TD SYNNEX Corp.	18,625	1,934
*	Mandiant Inc.	74,079	1,633
*	Manhattan Associates Inc.	13,214	1,598
*	IPG Photonics Corp.	15,097	1,593
*	NCR Corp.	37,517	1,301
*	Dun & Bradstreet Holdings Inc.	71,675	1,238
*	Kyndryl Holdings Inc.	100,354	1,238
	Xerox Holdings Corp.	56,696	1,067
*	Tyler Technologies Inc.	2,398	853
	Jabil Inc.	13,038	802
*	Snowflake Inc. Class A	5,298	676
*	GLOBALFOUNDRIES Inc.	11,117	664
*	Fastly Inc. Class A	47,668	622
*	DoorDash Inc. Class A	7,890	607
*	Duck Creek Technologies Inc.	25,702	477
	Azenta Inc.	5,760	441
*	Cloudflare Inc. Class A	6,733	377
*	C3.ai Inc. Class A	19,822	375
*	Datto Holding Corp.	10,214	359
*	Procore Technologies Inc.	7,436	338
*	Dynatrace Inc.	8,750	330
*	Teradata Corp.	6,938	267
*	Thoughtworks Holding Inc.	12,363	214
*	Pure Storage Inc. Class A	7,802	185
*	N-Able Inc.	17,709	177
	SolarWinds Corp.	14,455	168
*	Paycor HCM Inc.	5,934	146

		Shares	Market Value ($000)
*	Jamf Holding Corp.	4,041	104
*	Informatica Inc. Class A	4,213	86
	Pegasystems Inc.	1,016	50
*	Vroom Inc.	32,278	46
*	Vimeo Inc.	5,138	45
			658,472
Telecommunications (4.7%)
	Verizon Communications Inc.	1,892,736	97,078
	Comcast Corp. Class A	2,025,785	89,702
	Cisco Systems Inc.	1,904,270	85,787
	AT&T Inc.	3,219,655	68,546
*	T-Mobile US Inc.	264,864	35,304
	Motorola Solutions Inc.	75,361	16,560
*	Liberty Broadband Corp. Class C	63,315	7,925
	Lumen Technologies Inc.	456,175	5,584
	Juniper Networks Inc.	142,918	4,385
*	Ciena Corp.	68,969	3,505
*	Lumentum Holdings Inc.	32,545	2,801
*	DISH Network Corp. Class A	111,137	2,537
	Cable One Inc.	1,130	1,473
*	Charter Communications Inc. Class A	2,840	1,440
*	Liberty Broadband Corp. Class A	11,040	1,347
*	ViaSat Inc.	31,572	1,247
*	Arista Networks Inc.	11,356	1,161
*	Altice USA Inc. Class A	27,713	315
	Ubiquiti Inc.	327	86
			426,783
Utilities (6.1%)
	NextEra Energy Inc.	882,474	66,794
	Duke Energy Corp.	346,777	39,019
	Southern Co.	475,772	35,997
	Dominion Energy Inc.	362,659	30,543
	Waste Management Inc.	160,052	25,370
	Sempra Energy (XNYS)	143,769	23,558
	American Electric Power Co. Inc.	225,444	23,002
	Exelon Corp.	438,765	21,565
	Xcel Energy Inc.	241,937	18,227
	Consolidated Edison Inc.	159,284	15,810
	Public Service Enterprise Group Inc.	226,753	15,542
	WEC Energy Group Inc.	141,964	14,916
	Eversource Energy	154,319	14,247
	Republic Services Inc. Class A	94,575	12,658
	American Water Works Co. Inc.	81,763	12,367
	Edison International	167,916	11,739
	DTE Energy Co.	86,941	11,538
*	PG&E Corp.	897,390	10,948
	Ameren Corp.	114,716	10,920
	Entergy Corp.	90,310	10,866
	FirstEnergy Corp.	245,264	10,537
	PPL Corp.	339,087	10,234
	CMS Energy Corp.	130,503	9,271
	Constellation Energy Corp.	147,132	9,134
	CenterPoint Energy Inc.	268,068	8,592
	Evergy Inc.	103,591	7,245
	Alliant Energy Corp.	112,002	7,148
	Atmos Energy Corp.	60,074	6,987
	AES Corp.	295,180	6,506

		Shares	Market Value ($000)
	NiSource Inc.	180,438	5,675
	Vistra Corp.	214,141	5,647
	Essential Utilities Inc.	103,262	4,777
	Pinnacle West Capital Corp.	51,274	3,981
	UGI Corp.	92,661	3,960
	OGE Energy Corp.	89,017	3,676
	National Fuel Gas Co.	38,924	2,862
	NRG Energy Inc.	59,167	2,724
	IDACORP Inc.	22,534	2,457
*	Sunrun Inc.	90,569	2,366
*	Stericycle Inc.	42,174	2,132
*	Clean Harbors Inc.	22,701	2,120
	Hawaiian Electric Industries Inc.	47,119	2,034
	Brookfield Renewable Corp. Class A	42,721	1,546
	Avangrid Inc.	25,675	1,222
			548,459
Total Common Stocks (Cost $8,140,482)			8,965,021
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $4,270)	42,706	4,270
Total Investments (99.8%) (Cost $8,144,752)			8,969,291
Other Assets and Liabilities—Net (0.2%)			13,977
Net Assets (100%)			8,983,268
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,727,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,079,000 was received for securities on loan, of which $4,077,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	56	11,568	355

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	6,803	(0.320)	79	—
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,964,901	120	—	8,965,021
Temporary Cash Investments	4,270	—	—	4,270
Total	8,969,171	120	—	8,969,291
Derivative Financial Instruments
Assets
Futures Contracts[1]	355	—	—	355
Swap Contracts	—	79	—	79
Total	355	79	—	434
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.